Long Term Investments (Tables)	12 Months Ended
Dec. 31, 2015
Investments Schedule [Abstract]
Summary of Equity and Cost Method Investments

	As of December 31,
	2014	2015
Equity method investments
Jingwei Chuangteng (Hangzhou) L.P. (i)	—	3,836
Beijing Autobot Venture Capital L.P. (ii)	—	4,898
Hangzhou Aqua Ventures Investment Management L.P. (iii)	—	7,632
Others (iv)	483	1,060
Cost method investments (v)	1,277	1,892

	$1,760	$19,318

Equity method investments

(i)	On January 9, 2015, the Group entered into a partnership agreement to subscribe partnership interest, as a limited partner, in Jingwei Chuangteng (Hangzhou) L.P. (“Jingwei”). According to the partnership agreement, the Group committed to subscribe 4.9% partnership interest in Jingwei at $4,744. Due to Jingwei’s further rounds of financing, the Group’s partnership interest was diluted to 3.1% as of December 31, 2015. Of the committed subscription amount, $3,586 had been paid as of December 31, 2015. The Group recognized its share of partnership profit in Jingwei of $366 during the year ended December 31, 2015.

(ii)	On February 13, 2015, the Group entered into a partnership agreement to subscribe partnership interest, as a limited partner, in Beijing Autobot Venture Capital L.P. (“Autobot”). According to the partnership agreement, the Group committed to subscribe 31.9% partnership interest in Autobot at $4,823. Due to Autobot’s further round of financing, the Group’s partnership interest was diluted to 29.7% as of December 31, 2015. The committed subscription amount had been paid as of December 31, 2015. The Group recognized its share of partnership profit in Autobot of $274 during the year ended December 31, 2015.

(iii)	In September 2015, the Group invested $7,930 to Hangzhou Aqua Ventures Investment Management L.P. (“Aqua”) for its 42.7% partnership interest, as a limited partner. The Group recognized its share of partnership loss in Aqua of $89 during the year ended December 31, 2015.

(iv)	Others represents other equity method investments with individual carrying amount less than $1,000 as of December 31, 2014 and 2015, respectively.

Cost method investments

(v)	As of December 31, 2014 and 2015, the Group accounted for several equity investments by cost method in which the Group’s equity percentage was less than 20% and the Group did not have significant influence. All such cost method investments have an individual carrying amount less than $1,000.